Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		25 Months Ended	31 Months Ended	83 Months Ended	91 Months Ended	94 Months Ended							3 Months Ended	12 Months Ended	83 Months Ended	91 Months Ended	3 Months Ended	12 Months Ended	83 Months Ended	91 Months Ended	1 Months Ended
	Jul. 05, 2011	Nov. 30, 2010	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Feb. 28, 2011	Dec. 31, 2008	Jan. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Apr. 20, 2013	Mar. 31, 2013	Oct. 31, 2012	Apr. 20, 2013 Related Parties	Jan. 31, 2013 Related Parties	Sep. 30, 2012 Related Parties	Dec. 31, 2013 Maximum	Sep. 30, 2013 Maximum	Jan. 31, 2013 Maximum	Sep. 30, 2013 Maximum	Dec. 31, 2013 Minimum	Sep. 30, 2013 Minimum	Jan. 31, 2013 Minimum	Sep. 30, 2013 Minimum	Feb. 28, 2009 Accrued Interest Through December Thirty One Two Thousand And Nine	Feb. 28, 2009 Accrued Interest Beginning January One Two Thousand And Ten
Proceeds from convertible debt	$ 250,000		$ 1,000,000	$ 125,000	$ 250,000	$ 235,000	$ 275,200	$ 105,000	$ 1,735,000	$ 1,880,000	$ 2,880,000
Convertible preferred stock, value, upon closing of preferred equity financing	750,000		1,000,000		1,000,000				1,000,000	1,000,000	1,000,000
Percentage of principle balance of notes on conversion price of notes					20.00%													50.00%	10.00%	50.00%	50.00%	10.00%	6.00%	10.00%	10.00%	6.00%	10.00%
Debt instrument, maturity date							Aug. 10, 2010
Percentage of conversion price of convertible preferred stock					20.00%
Matured convertible notes						1,245,000							50,000	50,000		50,000	55,000
Current maturities of convertible notes payable, related parties					0	105,000			105,000	0			1,345,000	1,295,000
Convertible notes, total aggregate principal balance												1,880,000			1,880,000
Cash bonus		500,000
Debt instrument, convertible, threshold amount		1,000,000
Convertible preferred stock value upon closing		$ 100,000